Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BIOSHARES BIOTECHNOLOGY PRODUCTS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The BioShares Biotechnology Products Fund (the “Products Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the BioShares Biotechnology Products Index (the “Products Index”).

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Products Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Products Fund, which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment):

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Products Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Products Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Products Fund Shares are held in a taxable account. These costs, which are not reflected in annual Products Fund operating expenses or in the example, affect the Products Fund's performance. The Products Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Exchange Traded Fund Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors will incur customary brokerage commissions when buying or selling Shares of the Products Fund
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Products Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Products Fund.

The example assumes that you invest $10,000 in the Products Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Products Fund's operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Products Fund will invest not less than 80% of its total assets in component securities of the Products Index. The Products Index seeks to track the performance of the common stock of U.S. exchange-listed biotechnology companies with a primary product offering or product candidate (“lead drug”) that has received U.S. Food and Drug Administration (“FDA”) approval. The Products Index is sponsored by LifeSci Index Partners, LLC (the “Index Provider”), which is also acting as the Fund's investment sub-adviser (“Sub-Adviser”).

What is Biotechnology? The Index Provider defines a biotechnology company as one whose primary business, and therefore the predominant focus of its financial resources, is the research and development and/or marketing and sale of novel drugs or other therapeutics used in the treatment of human diseases.

Excluded Companies. The Index Provider excludes from the Products Index companies that, in the opinion of the Index Provider, focus their business and resources predominantly on any of the following (“Excluded Companies”): medical devices and diagnostics; life science tools; specialty pharmaceuticals, generic drugs and outsourced drug delivery; healthcare services; contract research organizations; neutraceuticals; agricultural biotechnology; animal health; diversified healthcare; food sciences; information technology; and nanotechnology. Excluded Companies also include traditional large pharmaceutical companies (i.e., “big pharma”) as well as companies that focus mainly on acquiring biotechnology companies. While other existing biotechnology index products may include many of the “Excluded Companies”, the Index Provider believes that by excluding them, the resulting biotechnology index(es) will more accurately capture the performance of traditional biotechnology companies.

The Products Index. To initially be considered for the Products Index, a security must be determined by the Index Provider to have the following characteristics (“Initial Index Criteria”):

•	Security: Common Stock
•	Primary Exchange: United States
•	Sector: ICB Sector 4570 - Pharmaceuticals and Biotechnology
•	Market Capitalization : $250 million or more
•	6-Month Average Daily Trading Volume : $2 million or more
•	30-Day Average Daily Trading Volume : $1 million or more
•	Corporate Activity: issuer may not currently be in bankruptcy proceedings or have entered into a definitive agreement or other arrangement which would likely result in the security no longer being eligible.

The Index Provider then excludes each issuer meeting the Initial Index Criteria that is an Excluded Company. The Index Provider then determines, based on publicly available information, the appropriate categorization of each of the remaining issuers based on the issuer's lead drug:

•	Product Stage : The lead drug of these companies has received U.S. Food and Drug Administration approval.
•	Clinical Trial Stage : The lead drug of these companies is in a Phase 1, Phase 2 or Phase 3 clinical trial stage of development.
•	Pre-Clinical Trial Stage : The lead drug of these companies is in its pre-clinical trial stage of development.

The Index Provider then selects for inclusion in the Products Index only the common stock of those remaining issuers with a lead drug determined by the Index Provider to be in the Product Stage.

As of November 24, 2014, the Products Index contained the common stock of 37 issuers. The Index Provider reconstitutes the Products Index semi-annually, as of January 1 and July 1 of each year, with equal weightings among all constituent securities. A security may be removed from the Products Index prior to a scheduled reconstitution if, for any consecutive 60 day period, the security's market capitalization falls below $50 million and the security's minimum 6-month average daily trading volume falls below $500,000, has entered into a definitive merger or acquisition agreement, or has filed for bankruptcy. The Products Index is calculated and published daily by Indxx, LLC, which is not affiliated with the Products Fund, the Sub-Adviser or Etfis Capital, LLC, the Products Fund's investment adviser (the “Adviser”).

The Products Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Products Index by investing in a portfolio of securities that generally replicates the Products Index; however, there may be times when the Products Fund does not hold every security in the Index. The Sub-Adviser expects that, over time, the correlation between the Products Fund's performance before fees and expenses and that of the Products Index will be 95% or better. A figure of 100% would indicate perfect correlation.

Unlike many investment companies, the Products Fund will not seek to “beat” the performance of the Products Index and will not seek temporary defensive measures when markets decline or appear overvalued.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the Products Fund will invest not less than 80% of its total assets in component securities of the Products Index.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Products Fund is subject to investment risks; therefore you may lose money by investing in the Products Fund. There can be no assurance that the Products Fund will be successful in meeting its investment objective. Generally, the Products Fund will be subject to the following risks:

Market Risk. Market risk refers to the risk that the value of securities in the Products Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Sub-Adviser's control, including the quality of the Products Fund's investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company's goods and services and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Products Fund's portfolio) may decline, regardless of their long-term prospects. Stocks tend to move in cycles, with periods when stock prices generally rise and periods when they generally decline.

Passive Strategy/Index Risk. The Products Fund is managed with a passive investment strategy that seeks to track the performance of the Products Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Products Fund may hold constituent securities of the Products Index regardless of the current or projected performance of a specific security or the biotechnology sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Products Fund's returns to be lower than if the Products Fund employed an active strategy.

Index Tracking Risk. While the Sub-Adviser seeks to track the performance of the Products Index as closely as possible (i.e., achieve a high degree of correlation with the Products Index), the Products Fund's return may not match or achieve a high degree of correlation with the return of the Products Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

Biotechnology Sector Risk. The Product Fund's assets will be concentrated in investments in the securities of issuers engaged primarily in the biotechnology industry, which means the Fund will be more affected by the performance of the biotechnology sector than a fund that was more diversified. Companies within the biotechnology sector spend heavily on research and development, which may not necessarily lead to commercially successful products in the near or long term. In order to fund operations, these companies may require financing from the capital markets, which may not always be available on satisfactory terms or at all. The biotechnology sector is also subject to significant governmental regulation, and the need for governmental approvals, including, without limitation, FDA approval. The granting of FDA approval may lead to dramatic changes in a biotechnology company's stock price; however, because the Products Index only adds securities with a lead drug that has already obtained FDA approval, the Products Fund will likely not receive the benefit from any initial increase in the value of the issuer's securities that results upon the granting of such approval. Biotechnology companies typically rely heavily on their ability to obtain and enforce intellectual property rights and patents. Any impairment of such rights may have significant adverse effects on a biotechnology company. The securities of biotechnology companies, especially those of smaller or newer companies, tend to be more volatile than those of companies with larger capitalizations or markets generally. Biotechnology companies can be significantly affected by technological change, obsolescence and competition, as well as product liability lawsuits and resulting high insurance costs. Biotechnology companies may have persistent losses during a new product's transition from development to production, and their revenue patterns may be erratic. Biotechnology companies also face reimbursement risks from government and private payors and public concerns over high prices for biotechnology drugs.

Concentration Risk. A fund concentrated in a single industry or sector, such as the biotechnology sector, is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes. Because the Products Fund focuses on investing in securities issued by companies in the biotechnology sector, adverse events or economic changes that disproportionately affect the biotechnology sector as a whole or in part will likely have an adverse effect on the Products Fund.

Equal Weighting. Equal weighting is a method of weighting index stocks whereby the same exposure is provided to both the smallest and largest companies included in the Index. Because the Products Index uses equal weighting, the Products Fund will likely have greater exposure to the small and mid cap stocks in its portfolio than it would if it used a market capitalization weighting.

Issuer Risk. The performance of the Products Fund depends on the performance of the issuers of the individual securities in which the Products Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Product Fund's Shares, to decline.

Non-Diversified Fund Risk. The Products Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fluctuation of NAV; Unit Premiums and Discounts . The NAV of the Products Fund's Shares will generally fluctuate with changes in the market value of the Products Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Products Fund's NAV and supply and demand of Shares on The NASDAQ Stock Market (the “Exchange”) or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Products Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Products Fund's NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Products Fund's NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Products Fund's Shares have more trading volume and market liquidity and higher if the Products Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Absence of Prior Active Market Risk. Although the Shares in the Products Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Products Fund. As a new fund, there can be no assurance that the Products Fund will grow to or maintain an economically viable size, in which case the Products Fund may ultimately liquidate.

New Adviser and Sub-Adviser Risk. Although the executives and members of the advisory staff of the Adviser have experience in managing investments for clients including corporations, non-taxable entities, investment companies and other business and private accounts, the Adviser has only recently been formed and registered as an investment adviser, which may limit the Adviser's effectiveness. Additionally, although the Sub-Adviser's principals and the Products Fund's portfolio managers have experience in portfolio management and biotechnology equity research for private investment funds, the Sub-Adviser is newly formed and recently registered as an investment adviser and has no prior experience managing an ETF or serving as an index provider, which may limit the Sub-Adviser's effectiveness

Risk, Lose Money	rr_RiskLoseMoney	you may lose money by investing in the Products Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus
Non-Diversified Fund Risk. The Products Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The Products Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Products Fund will be provided once it has annual returns for a full calendar year.

BioShares Biotechnology Products Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[1]
1 Year	rr_ExpenseExampleYear01	89.25
3 Years	rr_ExpenseExampleYear03	$ 278.90

[1]	Expenses are based on estimated amounts for the current fiscal year. The Fund bears other expenses that are not covered under the management fee, which may vary and affect the total level of expenses paid by the Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).